Share Capital - Schedule of Outstanding RSUs (Details) - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2024
Schedule of Outstanding RSUs [Line Items]
Number of RSUs, Balance at beginning
Number of RSUs, Granted	2,677
Number of RSUs, Exercised	(2,677)
Number of RSUs, Balance at ending